Debt (Tables)	12 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The Company’s debt obligations are as follows:

	31 March
(Millions of US dollars)	2024	2023
Unsecured debt:
3.625% Senior notes due 2026 (€400.0 million)	$431.0	$436.1
5.000% Senior notes due 2028	400.0	400.0
Term Loan	298.1	—
Unsecured revolving credit facility	—	230.0
Unamortized debt issuance costs:	(6.5)	(7.1)
Total debt	1,122.6	1,059.0
Less current portion	(7.5)	—
Total Long-term debt	$1,115.1	$1,059.0

Weighted average interest rate of Long-term debt	5.1%	4.7%
Weighted average term of available Long-term debt	3.2 years	4.0 years

Fair value of Senior unsecured notes (Level 1)	$811.5	$785.2

Schedule of Debt Maturities
At 31 March 2024, the Company’s debt maturities for the next five fiscal years are as follows:

(Millions of US dollars)	Amount
Fiscal 2025	$7.5
Fiscal 2026	440.4
Fiscal 2027	15.0
Fiscal 2028	415.0
Fiscal 2029	251.2
Total	$1,129.1